Discontinued Operations - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended		12 Months Ended			3 Months Ended				12 Months Ended			1 Months Ended	12 Months Ended				1 Months Ended		1 Months Ended
	Mar. 27, 2013	Apr. 02, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 Contingent Consideration Liability	Mar. 31, 2013 Fair Value Less Costs to Sell Adjustment	Mar. 31, 2013 Closing	Mar. 31, 2013 Impairment of Goodwill	Dec. 31, 2012 Altegris Capital Llc	Dec. 31, 2011 Altegris Capital Llc	Dec. 31, 2010 Altegris Capital Llc	Aug. 29, 2008 Quantuvis Consulting Inc	Dec. 31, 2011 Quantuvis Consulting Inc	Dec. 31, 2012 Parent Company	Dec. 31, 2011 Parent Company	Dec. 31, 2010 Parent Company	Mar. 27, 2013 Parent Company Wealth Management Subsidiaries	Dec. 31, 2012 Parent Company Wealth Management Subsidiaries	Mar. 31, 2013 Subsequent Event
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of business	$ 412	$ 79																$ 412		$ 412
Contingent consideration		25
Gain on sale of discontinued operations		13
Acquisition of businesses, approximate amount paid			0	3	40							40	3		(18)	2	(40)
Additional performance-based payments, up to										70		88	3						70
Business acquisition contingent consideration liability						40						21						40
Recorded consideration, determined using an income approach												65
Recognized goodwill												8
Level 3 fair values of acquired identifiable intangible assets												52
Finalization of valuation											3
Contingent consideration										18				1
Loss on sale of discontinued operations, net of taxes						$ (5)	$ (9)	$ (10)	$ (13)